CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015	Nov. 04, 2015
CONSOLIDATED BALANCE SHEETS
Ordinary shares, US$0.00001 par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Ordinary share, shares authorized	3,000,000,000	3,000,000,000	3,000,000,000
Ordinary share, shares issued	1,377,708,575	1,000,000,000	1,000,000,000